Note 6 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	(in thousands)
	2018	2017
Land and improvements	$4,069	$4,069
Buildings	17,602	17,311
Equipment	5,253	5,018
	26,924	26,398
Less accumulated depreciation	7,956	7,062
Premises and equipment, net	$18,968	$19,336